Selling, General And Administrative Expenses (Schedule Of Selling General And Administrative Expenses ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Personnel expenses	$ 149,505	$ 161,967	$ 130,254
Share-based compensation	102,843	100,162	68,152
Travel expenses	21,201	23,090	17,501
Professional services	30,983	42,921	32,359
Office expenses	20,703	26,989	21,678
Directors' expenses	3,051	2,780	3,441
Other expenses	22,726	23,399	26,507
Total selling, general and administrative expenses	$ 351,012	$ 381,308	$ 299,892